INVESTMENTS - Business Combination - Fair value of liquid assets acquired (Details) - BRL (R$) R$ in Thousands	May 31, 2025	Apr. 30, 2025
Liabilities
(b) Consideration transferred	R$ 1,316,219
Eletronet S.A.
Assets
Cash and cash equivalents		R$ 8,432
Trade receivables		25,550
Taxes recoverable		25,806
Other assets		7,831
Deferred taxes		10,676
Property, plant and equipment, Intangible assets, Right‑of‑use assets		659,260
Intangible asset – Concession right		452,938
Total assets		1,190,493
Liabilities
Loans, financing and debentures		21,540
Trade payables		66,855
Payroll, social security and labor obligations		4,680
Taxes payable		8,817
Deferred taxes		44,466
Lease liabilities		250,175
Other liabilities		148,728
Total liabilities		545,261
(a) Net assets		645,232
(b) Consideration transferred		329,068
(c) Fair value of the previously held equity interest		316,164
(a) = (b) + (c)		R$ 0